Segment Information - Geographical Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Revenue	¥ 3,239,167	¥ 2,614,349	¥ 1,933,836
Non-current assets	2,031,805	2,003,622
China's Mainland [member]
Disclosure of geographical areas [Line Items]
Revenue	1,888,906	1,626,616	1,212,821
Non-current assets	1,853,462	1,838,505
Other countries [member]
Disclosure of geographical areas [Line Items]
Revenue	1,350,261	987,733	¥ 721,015
Non-current assets	¥ 178,343	¥ 165,117